OCEAN PARK TACTICAL CORE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 66.2%
	EQUITY - 1.0%
408,300	First Trust North American Energy Infrastructure	$ 14,555,895

	FIXED INCOME - 65.2%
276,600	Eldridge BBB-B CLO ETF	7,454,370
914,700	First Trust Preferred Securities and Income ETF	16,190,190
163,100	First Trust Senior Loan ETF(a)	7,541,744
193,900	FlexShares High Yield Value-Scored Bond Index Fund	7,887,852
13,199,000	Invesco Senior Loan ETF	278,102,930
610,200	Invesco Variable Rate Preferred ETF	14,760,738
2,764,600	iShares Broad USD High Yield Corporate Bond ETF	101,709,634
356,700	iShares Convertible Bond ETF	30,308,799
100,100	Janus Henderson AAA CLO ETF	5,076,071
307,600	Janus Henderson B-BBB CLO ETF	15,121,616
5,787,800	SPDR Blackstone Senior Loan ETF	241,524,894
624,300	SPDR Bloomberg Convertible Securities ETF	48,626,727
1,617,500	SPDR Bloomberg High Yield Bond ETF(a)	154,422,725
287,500	SPDR Nuveen Bloomberg High Yield Municipal Bond	7,354,250
868,600	SPDR Portfolio High Yield Bond ETF	20,386,042
586,700	VanEck Vectors Investment Grade Floating Rate ETF(a)	14,931,515
		971,400,097

	TOTAL EXCHANGE-TRADED FUNDS (Cost $976,810,933)	985,955,992

	OPEN END FUNDS — 33.7%
	ALTERNATIVE - 1.8%
2,568,390	Metropolitan West Unconstrained Bond Fund, Class I	26,377,369
60,008	Victory Market Neutral Income Fund, Class I	509,470
		26,886,839
	FIXED INCOME - 31.9%
9,793	Allspring Municipal Bond Fund, Institutional Class	95,384
5,614	American Century High Income Fund, Class I	48,503
11,178	Angel Oak Multi-Strategy Income Fund, Institutional Class	96,019
1,023,001	Aristotle Floating Rate Income Fund, Class I	9,708,276

OCEAN PARK TACTICAL CORE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 33.7% (Continued)
	FIXED INCOME - 31.9% (Continued)
1,658,125	BlackRock Floating Rate Income Portfolio, Institutional Class	$ 16,050,654
0(d)	BlackRock High Yield Municipal Fund, Institutional Class	1
18,864	BlackRock National Municipal Fund, Institutional Class	189,586
2,909	BlackRock New York Municipal Opportunities Fund, Institutional Class	30,687
4,550,137	Blackrock Series Fund V-BlackRock High Yield, Institutional Class	32,305,975
7,486	BlackRock Strategic Income Opportunities Portfolio, Institutional Class	70,890
8,063	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	84,740
5,216,988	Credit Suisse Floating Rate High Income Fund, Institutional Class	33,023,532
680	Fidelity Capital & Income Fund, Class I	6,903
1	JPMorgan Emerging Markets Debt Fund, Class I	7
12,037	JPMorgan Income Fund, Class I	102,198
363,133	Leader Capital High Quality Income Fund, Institutional Class	4,052,568
1,244	Medalist Partners MBS Total Return Fund, Institutional Class	10,595
11,651	Metropolitan West Total Return Bond Fund, Class I	103,348
522,003	Neuberger Berman Floating Rate Income Fund, Class I	4,922,488
9,913	Neuberger Berman Strategic Income Fund, Class I	97,938
9,665	Nuveen All-American Municipal Bond Fund, Class I	98,006
22,917	Nuveen Bond Index Fund, Institutional Class	217,483
19,395	Nuveen High Yield Municipal Bond Fund, Class I	286,846
1,914	Nuveen Intermediate Duration Municipal Bond Fund, Class I	16,847
1,526,685	Nuveen Preferred Securities Fund, Class I	23,709,424
10,282	Nuveen Short Duration High Yield Municipal Bond, Class I	99,320
33	Nuveen Strategic Income Fund, Class I	321
903,091	PGIM Floating Rate Income Fund, Class Z	8,254,249
10,558	PIMCO Diversified Income Fund, Institutional Class	101,886
3,467,235	PIMCO Dynamic Bond Fund, Institutional Class	34,603,004
13,272	PIMCO Emerging Markets Bond Fund, Institutional Class	112,149
9,813	PIMCO Emerging Markets Local Currency and Bond, Institutional Class	54,758
16,077	PIMCO High Yield Municipal Bond Fund, Institutional Class	136,169
17,987,861	PIMCO Income Fund, Institutional Class	189,232,292
7,547,140	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	74,943,103
492	PIMCO International Bond Fund Unhedged, Institutional Class	3,621
14,149	PIMCO Investment Grade Credit Bond Fund, Institutional Class	125,781
5,095	PIMCO Long-Term Credit Bond Fund, Institutional Class	44,223

OCEAN PARK TACTICAL CORE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 33.7% (Continued)
	FIXED INCOME - 31.9% (Continued)
743	PIMCO Low Duration Income Fund, Institutional Class	$ 5,962
3,972	PIMCO Real Return Fund, Institutional Class	39,602
10,341	PIMCO Total Return Fund, Institutional Class	87,689
4,528,541	Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	41,572,005
16,453	TCW Emerging Markets Income Fund, Class I	106,289
1,224	Thornburg Strategic Income Fund, Class I	13,880
		474,865,201

	TOTAL OPEN END FUNDS (Cost $485,850,308)	501,752,040

	SHORT-TERM INVESTMENTS — 10.2%
	COLLATERAL FOR SECURITIES LOANED - 10.2%
152,357,905	First American Government Obligations Fund, Class X, 4.41%(b)(c) (Cost $152,357,905)	152,357,905

	MONEY MARKET FUND - 0.0%(e)
26,746	First American Government Obligations Fund, Class X, 4.41%(c) (Cost $26,746)	26,746

	TOTAL SHORT-TERM INVESTMENTS (Cost $152,384,651)	152,384,651

	TOTAL INVESTMENTS - 110.1% (Cost $1,615,045,892)	$ 1,640,092,683
	LIABILITIES IN EXCESS OF OTHER ASSETS - (10.1)%	(150,138,383)
	NET ASSETS - 100.0%	$ 1,489,954,300

CLO	- Collateralized Loan Obligation
ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt
(a)	All or a portion of the security is on loan. The total value of the securities on loan was $149,181,517, as of December 31, 2024.
(b)	Security was purchased with cash received as collateral for securities on loan at December 31, 2024. Total collateral had a value of $152,357,905 at December 31, 2024.
(c)	Rate disclosed is the seven day effective yield as of December 31, 2024.
(d)	Less than one share.
(e)	Percentage rounds to less than 0.1%.